Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 348	$ 523	$ 76	$ 1,052	$ 608
Cumulative after-tax loss on equity securities designated at FVOCI	58	72	(2)	169	109
Dividend income	$ 27	$ 26	$ 16	$ 79	$ 50